INCOME TAXES - Income Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
United States	$ 25,181	$ 8,738	$ 11,164
Foreign	(14,702)	2,398	6,425
Income before income taxes	$ 10,479	$ 11,136	$ 17,589